Share-Based Compensation And Awards (Weighted-Average Assumptions) (Details) - yr	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Share-Based Compensation And Awards [Abstract]
Dividend yield	4.05%	4.37%
Risk-free interest rate	2.08%	1.88%
Expected life of options	7	6
Expected volatility factor of the future expected market price of Class B Non-Voting Shares	16.30%	16.30%